Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Card Member Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Card Member loans evaluated separately for impairment	$ 286	$ 356	$ 633
Reserves on Card Member loans evaluated separately for impairment	67	78	153
Card Member loans evaluated collectively for impairment	70,100	66,882	64,596
Reserves on Card Member loans evaluated collectively for impairment	$ 1,134	$ 1,183	$ 1,318